Asset and Goodwill Impairment Testing - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($) USD_per_LB	Dec. 31, 2024 CAD ($) USD_per_LB	Dec. 31, 2025 USD ($) Rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Key assumptions on decrease in discount rate					0.51%
Asset impairment (Note 8)			$ 0	$ 1,053
Discount rate used in current estimate of value in use		5.50%
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Recovery rate | Rate					86.00%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Recovery rate | Rate					92.00%
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_LB			4.50	4.20
Key assumptions on decrease in price variable					$ 0.21
Quebrada Blanca
Disclosure of impairment loss and reversal of impairment loss [line items]
Key assumptions on which management has based determination of project expansion period	44 years
Recoverable amount	$ 900
Discount rate applied to cash flow projections				7.00%	7.25%
Trail CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount		$ 666
Asset impairment (Note 8)		1,100
Impairment loss recognised in profit or loss, after tax		$ 828